Land, furniture and equipment - Net:	12 Months Ended
Dec. 31, 2025
Land, furniture and equipment - Net:
Land, furniture and equipment - Net:

Note 7 - Land, furniture and equipment - Net:

At December 31, 2024, and 2025, the land furniture and equipment are made up as follows:

			Foreign currency
	01/01/2024		translation		Additions		Disposals transfers		12/31/2024
Land	Ps.	177	Ps.	15		—		—	Ps.	192
Furniture & equipment		139,342		3,267	Ps.	16,629		—		159,238
Machinery & equipment		151,868		40,650		26,354		—		218,872
Computer equipment		117,323		32,777		35,870		—		185,970
Transport equipment		46,183		10,847		9,533	Ps.	(3,397)		63,166
Improvements to leased		—		—		—		—		—
premises		98,824		27,922		33,814		—		160,560
Accumulated depreciation		(369,701)		(77,597)		(72,250)		—		(519,548)
	Ps.	184,016	Ps.	37,881	Ps.	49,950	Ps.	(3,397)	Ps.	268,450

			Foreign currency
	01/01/2025		translation		Additions		Disposals transfers		12/31/2025
Land	Ps.	192	Ps.	3		—		—	Ps.	195
Furniture & equipment		159,238		(2,114)	Ps.	25,640		—		182,764
Machinery & equipment		218,872		(30,175)		15,426		—		204,123
Computer equipment		185,970		(30,458)		46,270		—		201,782
Transport equipment		63,166		(8,887)		7,869	Ps.	(1,170)		60,978
Improvements to leased		160,560		(24,182)		57,504		—		193,882
premises		—		—				—		—
Accumulated depreciation		(519,548)		67,389		(88,497)		—		(540,656)
	Ps.	268,450	Ps.	(28,424)	Ps.	64,212	Ps.	(1,170)	Ps.	303,068

The consolidated depreciation expense for 2023, 2024 and 2025 was Ps.60,687, Ps.72,250 and Ps.88,497, respectively, including the depreciation of Aerostar for Ps.48,514, Ps.59,090 and Ps.73,979 and the depreciation of Airplan for Ps.613, Ps.710 and Ps.544, for the years ended December 31, 2023, 2024 and 2025, respectively, and which has been charged in aeronautical and non-aeronautical services costs, and administrative expenses.

The depreciation expense for 2023, 2024 and 2025 for the right-of-use assets for consolidated leasing was Ps.6,340, Ps.3,583 and Ps.7,146, respectively, applicable in Mexico, there was no recognition of right of assets for leasing in Aerostar and Airplan.

7.1)	Right-of-use assets of leasing assets

As of December 31, 2024 and 2025, right-of-use assets associated with property leases, amounted to Ps.27,541 and Ps.27,691, respectively, and the associated liability amounted to approximately Ps.22,496 and Ps.31,557 respectively, which are not significant.

The Company has executed a contract for the lease of corporate offices and commercial vehicles. The general terms of the lease contracts are shown below:

Lease of commercial vehicles in Mexico:

Framework contract, with separate contracts by vehicle, including the following terms and conditions: i) mandatory term of 48 months; ii) monthly fixed payments and an extraordinary one-off rent payable in the first month; iii) cash value to be settled at the end of the minimum term; iv) the lessee shall have a preferential right to acquire the underlying assets at the end of the contractual term; and v) in the event of nonpayment of lease payments, default interest shall accrue at a monthly rate of 3%.

The lease agreements and service contracts for which lease assets identified in accordance with IFRS 16 were not significant for the Company and they recognized each other within the Land, furniture and equipment, net. (See Note 19.8).